Shareholder Report, Average Annual Return (Details)	12 Months Ended	65 Months Ended
	May 31, 2026	May 31, 2026
Parvin Hedged Equity Solari World Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	15.02%	3.68%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.83%	13.21%